Other Assets-Other / Other Liabilities (Changes in Goodwill) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Nexen Energy Marketing London [Member] USD ($)	Mar. 31, 2010 Nexen Energy Marketing London [Member] JPY (¥)	Mar. 31, 2010 NikkoCiti Trust and Banking Corporation [Member] USD ($)	Mar. 31, 2010 NikkoCiti Trust and Banking Corporation [Member] JPY (¥)	Mar. 31, 2010 Torc Investments & Research [Member] USD ($)	Mar. 31, 2010 Torc Investments & Research [Member] JPY (¥)	Mar. 31, 2010 Lehman [Member] USD ($)	Mar. 31, 2010 Lehman [Member] JPY (¥)	Mar. 31, 2011 Nomura Global Markets Segment [Member] USD ($)	Mar. 31, 2011 Nomura Global Markets Segment [Member] JPY (¥)
Balance at beginning of year	$ 965	¥ 79,818		¥ 70,459									$ 843	¥ 69,800
Increase in goodwill due to business combinations				13,003	8	702	10	902	13	1,193	109	10,206
Other	(116)	(9,595)		(3,644)
Balance at end of year	849	70,223	965	79,818									843	69,800
Currency translation adjustments, decrease amount	$ 88	¥ 7,276	$ 38	¥ 3,560